UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 80.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.904%, with maturity at 2035(1)	$10,012	$10,618,129
3.053%, with maturity at 2034(1)	2,260	2,404,376
5.00%, with various maturities to 2018	4,439	4,781,922
5.50%, with various maturities to 2032	8,124	8,797,911
6.00%, with various maturities to 2035	22,754	25,982,568
6.50%, with various maturities to 2036	59,854	69,304,487
6.87%, with maturity at 2024	209	246,113
7.00%, with various maturities to 2035	28,811	33,707,091
7.09%, with maturity at 2023	647	734,865
7.25%, with maturity at 2022	965	1,125,080
7.31%, with maturity at 2027	305	372,181
7.50%, with various maturities to 2035	24,746	30,050,320
7.63%, with maturity at 2019	330	363,446
7.75%, with maturity at 2018	19	21,379
7.78%, with maturity at 2022	140	166,423
7.85%, with maturity at 2020	228	255,546
8.00%, with various maturities to 2028	8,365	9,611,406
8.13%, with maturity at 2019	487	560,584
8.15%, with various maturities to 2021	218	256,751
8.25%, with maturity at 2017	41	46,405
8.50%, with various maturities to 2031	7,156	8,743,309
8.75%, with maturity at 2016	7	7,328
9.00%, with various maturities to 2027	5,388	6,069,977
9.25%, with maturity at 2017	41	46,202
9.50%, with various maturities to 2026	1,656	1,944,274
9.75%, with maturity at 2018	1	750
10.50%, with maturity at 2020	570	664,656
11.00%, with maturity at 2015	17	18,206

		$216,901,685

Federal National Mortgage Association:
2.368%, with various maturities to 2026(1)	$2,691	$2,783,001
2.39%, with various maturities to 2035(1)	27,886	29,157,781
2.413%, with various maturities to 2033(1)	3,657	3,810,440
2.426%, with maturity at 2022(1)	1,615	1,659,633
2.449%, with maturity at 2035(1)	1,693	1,761,088
2.456%, with maturity at 2031(1)	2,883	2,967,785
2.606%, with maturity at 2037(1)	5,551	5,837,054
2.649%, with maturity at 2040(1)	1,735	1,818,591
2.915%, with maturity at 2036(1)	1,595	1,648,459
3.319%, with maturity at 2036(1)	1,988	2,046,749
3.665%, with maturity at 2034(1)	6,728	7,338,030
3.751%, with maturity at 2021(1)	1,463	1,519,286
3.804%, with maturity at 2035(1)	7,937	8,663,030
3.845%, with maturity at 2036(1)	562	590,162
3.952%, with maturity at 2034(1)	6,439	7,027,275
4.209%, with maturity at 2036(1)	24,608	26,857,632
4.395%, with maturity at 2035(1)	7,840	8,556,791
4.50%, with various maturities to 2018	17,818	19,159,705

Security	Principal Amount (000’s omitted)	Value
4.769%, with maturity at 2034(1)	$21,300	$23,246,476
5.00%, with various maturities to 2027	8,623	9,324,189
5.50%, with various maturities to 2030	22,234	24,205,096
6.00%, with various maturities to 2038	71,938	81,669,356
6.50%, with various maturities to 2036	201,117	231,465,290
6.535%, with maturity at 2025(2)	254	300,444
7.00%, with various maturities to 2036	77,015	91,174,233
7.25%, with maturity at 2023	19	19,481
7.50%, with various maturities to 2032	8,929	10,673,197
7.875%, with maturity at 2021	717	855,417
7.916%, with maturity at 2030(2)	20	22,837
8.00%, with various maturities to 2032	37,205	45,926,610
8.25%, with maturity at 2025	269	320,065
8.33%, with maturity at 2020	616	725,135
8.50%, with various maturities to 2032	6,948	8,587,859
8.571%, with maturity at 2021(2)	72	81,270
9.00%, with various maturities to 2030	831	994,148
9.50%, with various maturities to 2030	1,923	2,297,510
9.633%, with maturity at 2025(2)	26	31,710
9.678%, with maturity at 2021(2)	75	87,577
9.749%, with maturity at 2020(2)	34	37,681
9.75%, with maturity at 2019	12	15,111
9.907%, with maturity at 2021(2)	62	75,746
9.994%, with maturity at 2023(2)	51	60,700
10.099%, with maturity at 2021(2)	45	53,534
10.219%, with maturity at 2025(2)	27	30,163
10.366%, with maturity at 2025(2)	12	13,537
11.00%, with maturity at 2020	429	478,195
11.371%, with maturity at 2019(2)	46	49,432
11.899%, with maturity at 2018(2)	36	38,938
11.986%, with maturity at 2021(2)	12	13,375
12.714%, with maturity at 2015(2)	46	50,590

		$666,127,394

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$322	$332,595
2.00%, with maturity at 2026(1)	326	342,435
6.00%, with various maturities to 2033	17,342	20,095,392
6.10%, with maturity at 2033	10,865	13,013,903
6.50%, with various maturities to 2036	45,790	54,709,157
7.00%, with various maturities to 2034	30,170	35,691,238
7.25%, with maturity at 2022	23	25,925
7.50%, with various maturities to 2025	5,428	6,306,852
8.00%, with various maturities to 2027	8,441	9,939,971
8.25%, with maturity at 2019	119	137,399
8.30%, with maturity at 2020	35	41,791
8.50%, with various maturities to 2018	1,185	1,332,331
9.00%, with various maturities to 2027	5,733	7,169,781
9.50%, with various maturities to 2026	3,623	4,542,591

		$153,681,361

Total Mortgage Pass-Throughs (identified cost $987,070,236)		$1,036,710,440

Collateralized Mortgage Obligations — 4.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$219	$232,594
Series 1822, Class Z, 6.90%, 3/15/26	1,188	1,267,630
Series 1829, Class ZB, 6.50%, 3/15/26	538	599,634
Series 1896, Class Z, 6.00%, 9/15/26	622	656,693
Series 2075, Class PH, 6.50%, 8/15/28	300	337,557
Series 2091, Class ZC, 6.00%, 11/15/28	1,179	1,293,869
Series 2102, Class Z, 6.00%, 12/15/28	291	318,377
Series 2115, Class K, 6.00%, 1/15/29	1,942	2,090,218
Series 2142, Class Z, 6.50%, 4/15/29	630	707,318
Series 2245, Class A, 8.00%, 8/15/27	8,196	9,550,571

		$17,054,461

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$275	$322,119
Series G92-44, Class ZQ, 8.00%, 7/25/22	260	286,816
Series G93-36, Class ZQ, 6.50%, 12/25/23	10,414	11,873,740
Series 1993-16, Class Z, 7.50%, 2/25/23	365	423,800
Series 1993-39, Class Z, 7.50%, 4/25/23	996	1,159,172
Series 1993-45, Class Z, 7.00%, 4/25/23	1,165	1,324,950
Series 1993-149, Class M, 7.00%, 8/25/23	430	488,331
Series 1993-178, Class PK, 6.50%, 9/25/23	892	1,002,540
Series 1993-250, Class Z, 7.00%, 12/25/23	189	198,254
Series 1994-40, Class Z, 6.50%, 3/25/24	888	998,048
Series 1994-42, Class K, 6.50%, 4/25/24	4,012	4,543,685
Series 1994-82, Class Z, 8.00%, 5/25/24	1,514	1,770,246
Series 1997-81, Class PD, 6.35%, 12/18/27	576	651,350
Series 2000-49, Class A, 8.00%, 3/18/27	825	989,622
Series 2001-81, Class HE, 6.50%, 1/25/32	2,209	2,513,273
Series 2002-1, Class G, 7.00%, 7/25/23	590	671,042
Series 2005-37, Class SU, 28.215%, 3/25/35(3)	3,995	6,117,515

		$35,334,503

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50% , 7/20/28	$527	$601,568

Total Collateralized Mortgage Obligations (identified cost $49,061,335)		$52,990,532

U.S. Government Agency Obligations — 10.7%
Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,707,480
5.77%, 1/5/27	5,000	6,780,290

		$13,487,770

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,930,385
4.75%, 3/10/23	4,500	5,567,701
5.365%, 9/9/24	6,445	8,401,457
5.375%, 8/15/24	14,700	19,391,284
5.625%, 6/11/21	17,000	22,176,670
5.75%, 6/12/26	2,720	3,684,773

		$65,152,270

United States Agency for International Development – Israel:
0.00%, 5/1/20	$2,200	$1,922,400
5.50%, 9/18/23	26,850	35,766,697
5.50%, 4/26/24	16,015	21,372,082

		$59,061,179

Total U.S. Government Agency Obligations (identified cost $113,949,922)		$137,701,219

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$9,297,186

Total U.S. Treasury Obligations (identified cost $6,192,536)		$9,297,186

Short-Term Investments — 3.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$43,818	$43,818,424

Total Short-Term Investments (identified cost $43,818,424)		$43,818,424

Total Investments — 99.5% (identified cost $1,200,092,453)		$1,280,517,801

Other Assets, Less Liabilities — 0.5%		$5,843,389

Net Assets — 100.0%		$1,286,361,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $23,450.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,213,082,734

Gross unrealized appreciation	$67,852,250
Gross unrealized depreciation	(417,183)

Net unrealized appreciation	$67,435,067

A summary of open financial instruments at July 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	550 U.S. 5-Year Treasury Note	Short	$(68,277,344)	$(68,629,688)	$(352,344)
9/12	100 U.S. 10-Year Treasury Note	Short	(13,369,532)	(13,465,625)	(96,093)

					$(448,437)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$194,040
Deutsche Bank AG	20,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(434,780)

						$(240,740)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(448,437)
Interest rate swaps	194,040	(434,780)

Total	$194,040	$(883,217)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$1,036,710,440	$—	$1,036,710,440
Collateralized Mortgage Obligations	—	52,990,532	—	52,990,532
U.S. Government Agency Obligations	—	137,701,219	—	137,701,219
U.S. Treasury Obligations	—	9,297,186	—	9,297,186
Short-Term Investments	—	43,818,424	—	43,818,424
Total Investments	$—	$1,280,517,801	$—	$1,280,517,801
Interest Rate Swaps	$—	$194,040	$—	$194,040
Total	$—	$1,280,711,841	$—	$1,280,711,841

Liability Description
Futures Contracts	$(448,437)	$—	$—	$(448,437)
Interest Rate Swaps	—	(434,780)	—	(434,780)
Total	$(448,437)	$(434,780)	$—	$(883,217)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 if, during the fiscal year to date then ended.

Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012